LOANS AND BORROWINGS - Supplemental information with respect to long term loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about long term loans [line items]
Total long term loans	¥ 3,911,000,000	¥ 4,895,000,000
Default of principal, interest or redemption terms of loans and borrowings	0
Weighted average [member]
Disclosure of detailed information about long term loans [line items]
Total long term loans	¥ 4,403,000,000	¥ 4,402,000,000
Effective interest rate	2.70%	4.17%
Weighted average interest rate during the year	3.43%	3.76%
Maximum [member]
Disclosure of detailed information about long term loans [line items]
Total long term loans	¥ 3,911,000,000	¥ 4,895,000,000